MINING INTERESTS (Details Textual)			1 Months Ended		12 Months Ended
	Jul. 02, 2020 USD ($) $ / Ounce shares	May 10, 2018 USD ($)	Jan. 21, 2021 USD ($) shares	May 31, 2018	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 02, 2020 $ / shares
Disclosure Of Mining Interests [Line Items]
Purchase of mining assets					$ 157,975,000	$ 132,409,000
Other financial assets					34,528,000	26,486,000
Assets arising from exploration for and evaluation of mineral resources					1,061,124,000	1,048,530,000
Total assets					2,110,009,000	2,124,989,000
Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Assets arising from exploration for and evaluation of mineral resources					832,820,000	805,649,000
Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Transfer to asset held-for-sale					(9,169,000)
Assets arising from exploration for and evaluation of mineral resources					228,304,000	242,881,000	$ 117,545,000
La Guitarra [Member] | Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Transfer to asset held-for-sale					30,200,000
La Guitarra [Member] | Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Transfer to asset held-for-sale					3,900,000
La Parrilla [Member] | Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Transfer to asset held-for-sale					13,800,000
La Parrilla [Member] | Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Transfer to asset held-for-sale					5,300,000
Springpole Silver Stream [Member]
Disclosure Of Mining Interests [Line Items]
Acquisition of mining interest, consideration transferred	$ 10,000,000
Purchase of mining assets	2,500,000		$ 3,750,000		2,500,000
Acquisition of mining interest, shares issued, value	$ 7,500,000		$ 3,750,000		2,500,000
Acquisition of mining interest, shares issued (in shares) | shares	805,698		287,300
Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Accrued amount in NSR					5,800,000	1,000,000
Total assets					295,489,000	257,244,000
Mexico - Santa Elena [Member] | Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Assets arising from exploration for and evaluation of mineral resources					110,094,000	97,271,000
Mexico - Santa Elena [Member] | Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Transfer to asset held-for-sale					0
Assets arising from exploration for and evaluation of mineral resources					$ 41,731,000	31,067,000	33,951,000
Jerritt Canyon [Member]
Disclosure Of Mining Interests [Line Items]
NSR royalty rate on production of gold and silver					0.75%
NSR royalty accrual outstanding					$ 800,000	100,000
Jerritt Canyon [Member] | Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Assets arising from exploration for and evaluation of mineral resources					425,158,000	362,811,000
Jerritt Canyon [Member] | Non-depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Transfer to asset held-for-sale					0
Assets arising from exploration for and evaluation of mineral resources					$ 93,680,000	$ 104,431,000	$ 0
Jerritt Canyon [Member] | Bottom of range [Member]
Disclosure Of Mining Interests [Line Items]
NSR royalty rate on production of gold and silver					2.50%
Jerritt Canyon [Member] | Top of range [Member]
Disclosure Of Mining Interests [Line Items]
NSR royalty rate on production of gold and silver					5.00%
Wheaton Precious Metals International Ltd [Member]
Disclosure Of Mining Interests [Line Items]
New stream agreement, percentage of gold equivalent production, counter party				25.00%	25.00%
New stream agreement, ongoing payments, upper range limit		$ 600,000			$ 600,000
New stream agreement, percentage of annual inflation adjustment		1.00%			1.00%
First Mining Gold Corp [Member]
Disclosure Of Mining Interests [Line Items]
Fair value of warrants					$ 5,700,000
Class of warrants or rights, number of warrant purchased (in shares) | shares	30,000,000
Class of warrants or rights, exercise price (in CAD per share) | $ / shares									$ 0.4
Class of warrants or rights, term (Year)	5 years
First Mining Gold Corp [Member] | Springpole Silver Stream [Member]
Disclosure Of Mining Interests [Line Items]
Percentage of life of mine payable silver produced	50.00%
Acquisition of mining interest, price								$ 22,500,000
Percentage of silver spot price	33.00%
Purchase silver, price (in USD per Ounce) | $ / Ounce	7.5
Purchase price, annual inflation escalation	2.00%
Sandstorm Gold Ltd. [Member] | Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Percent of gold production required to be sold					20.00%
Gold, selling price, per ounce					$ 450
Purchase agreement, annual inflation increase, percent					1.00%
Sandstorm Gold Ltd. [Member] | Mexico - Santa Elena [Member] | Top of range [Member]
Disclosure Of Mining Interests [Line Items]
Gold, selling price, per ounce					$ 464,000